DEPOSITS PAID, NET	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Deposits Paid Net
DEPOSITS PAID, NET

NOTE 4 – DEPOSITS PAID, NET

Deposits paid consisted of the following as of September 30, 2023 and December 31, 2022:

	September 30, 2023	December 31, 2022
Deposits paid (including $1,557,900 and $1,628,511 to related parties as of September 30, 2023 and December 31, 2022, respectively)	$2,258,234	$2,365,652
Less: Allowance for doubtful accounts (including $1,034,604 and $870,066 to related parties as of September 30, 2023 and December 31, 2022, respectively)	(1,652,625)	(1,244,350)
Deposits paid, net	$605,609	$1,121,302

Allowance for doubtful accounts movement is as follows:

	September 30, 2023	December 31, 2022
Beginning balance	$1,244,350	$-
Additions to allowance	487,894	1,280,681
Foreign currency translation adjustment	(79,619)	(36,331)
Ending balance	$1,652,625	$1,244,350

NOTE 4 – DEPOSITS PAID, NET

Deposits paid consisted of the following as of December 31, 2022 and 2021:

	2022	2021
Deposits paid (including $1,628,511 and $1,596,075 to related parties as of December 31, 2022 and 2021, respectively)	$2,365,652	$2,306,160
Less: Allowance for doubtful accounts (including $870,066 and $nil to related parties as of December 31, 2022 and 2021, respectively)	(1,244,350)	-
Deposits paid, net	$1,121,302	$2,306,160

Allowance for doubtful accounts movement is as follows:

	2022	2021
Beginning balance	$-	$-
Additions to allowance	1,280,681	-
Foreign currency translation adjustment	(36,331)	-
Ending balance	$1,244,350	$-